Investments - Schedule of Equity- Accounted Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment Other Entities [Roll Forward]
Investments, beginning balance	$ 70,292
Investments, ending balance	66,357	$ 70,292
Long- Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	41,310	0
Contributions	17,913	51,757
Change in Fair Value	(16,892)	(10,447)
Investments, ending balance	42,331	41,310
Forsee Power | Long- Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	33,335	0
Contributions	0	43,809
Change in Fair Value	(14,865)	(10,474)
Investments, ending balance	18,470	33,335
Wisdom Motor | Long- Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	0
Contributions	10,000
Change in Fair Value	0
Investments, ending balance	10,000	0
Quantron AG | Long- Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	0
Contributions	5,183
Change in Fair Value	150
Investments, ending balance	5,333	0
HyCap Fund | Long- Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	7,636	0
Contributions	1,924	7,610
Change in Fair Value	(1,597)	26
Investments, ending balance	7,963	7,636
CleanH2 Fund | Long- Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	339	0
Contributions	806	338
Change in Fair Value	(580)	1
Investments, ending balance	$ 565	$ 339